INCOME TAX (Details) - CNY (¥) ¥ in Millions		1 Months Ended	12 Months Ended						24 Months Ended		36 Months Ended
	Jan. 01, 2022	Sep. 30, 2018	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020	Dec. 31, 2022	Dec. 31, 2020	Dec. 31, 2026	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
INCOME TAX
Income tax rate (as a percent)				25.00%		25.00%		25.00%
Initial period of exemption from EIT for entities qualifying as Software Enterprises				2 years
Subsequent period of exemption from EIT for entities qualifying as Software Enterprises				3 years
Percentage of exemption for entities qualifying as Software Enterprises				50.00%
Preferential tax rate for entities qualifying as High and New Technology Enterprise				15.00%								15.00%
Period for preferential tax rate for entities qualifying as High and New Technology Enterprise															3 years
Minimum taxable income for entities qualifying as small enterprise with low profit										¥ 1
Period for preferential tax rate for entities qualifying as small enterprise with low profit.									2.50%	5.00%
Nanjing Baijia Cloud Technology Co., Ltd. ("Nanjing BaiJiaYun")
INCOME TAX
Percentage of exemption for entities qualifying as Software Enterprises											50.00%
Period for preferential tax rate for entities qualifying as small enterprise with low profit.										5.00%
Wuhan Baijia Cloud Technology Co., Ltd. ("Wuhan BaiJiaYun")
INCOME TAX
Preferential tax rate for entities qualifying as High and New Technology Enterprise															15.00%
Wuhan BaiJiaShiLian Technology Co., Ltd. ("Wuhan BaiJiaShiLian")
INCOME TAX
Preferential tax rate for entities qualifying as High and New Technology Enterprise														15.00%
Beijing Deran Technology Co., Ltd ("Beijing Deran")
INCOME TAX
Preferential tax rate for entities qualifying as High and New Technology Enterprise													15.00%
BaiJiaYun Information Technology and Baijia Cloud Technology
INCOME TAX
Initial period of exemption from EIT for entities qualifying as Software Enterprises				2 years
Subsequent period of exemption from EIT for entities qualifying as Software Enterprises				3 years
Percentage of exemption for entities qualifying as Software Enterprises	50.00%			50.00%
Period for preferential tax rate for entities qualifying as small enterprise with low profit.							5.00%
Guizhou Baijiayun Haoyu Xingchen Xian Baijiayun Henan Baijiayun And Baijiayun Wfoe [Member]
INCOME TAX
Period for preferential tax rate for entities qualifying as small enterprise with low profit.					2.50%
Guizhou BaiJiaYun , Haoyu Xingchen , BaiJiaYun WFOE, Nanning Baishilian, Shanghai Baishilian, Guangxi Weifang
INCOME TAX
Period for preferential tax rate for entities qualifying as small enterprise with low profit.			2.50%
PRC
INCOME TAX
Income tax rate (as a percent)				25.00%
Preferential tax treatment for research and development expenses against income		175.00%
Withholding tax rate for dividends distributed by foreign invested enterprises to their immediate holding companies outside the PRC				10.00%
Withholding income tax with tax treaty agreement between prc and jurisdiction of foreign holding company				5.00%
Assessable profits on the first HK$2 million | Hong Kong
INCOME TAX
Income tax rate (as a percent)				8.25%
Assessable profits in excess of HK$2 million | Hong Kong
INCOME TAX
Income tax rate (as a percent)				16.50%